Intangible assets, net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense		$ 115,907	$ 162,825
Impairment loss on intangible assets		$ 167,787